Financial assets measured at fair value - Schedule of Investment (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Financial assets measured at FVTPL (i)
Financial assets measured at FVTPL	¥ 1,291		¥ 132,352
Financial assets measured at FVOCI, non-current (ii)
Financial assets measured at FVOCI, non-current	92,396	$ 13,211	198,949
Unlisted Investments, Current [Member]
Financial assets measured at FVTPL (i)
Financial assets measured at FVTPL	1,291		45
Unlisted Investments, Non-current [Member]
Financial assets measured at FVTPL (i)
Financial assets measured at FVTPL	0		132,307
Listed Investments [Member]
Financial assets measured at FVOCI, non-current (ii)
Financial assets measured at FVOCI, non-current	92,396		66,642
Listed Equity Investments [Member]
Financial assets measured at FVOCI, non-current (ii)
Financial assets measured at FVOCI, non-current	¥ 93,687		¥ 198,994